Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

	Country Currency	Shares	Value
Common Stocks - 93.2%
Consumer Discretionary - 2.1%
Household Durables - 1.5%
Bassett Furniture Industries, Inc.		279,139	$4,968,674
Textiles, Apparel & Luxury Goods - 0.6%
Delta Apparel, Inc. (1)		182,103	2,003,133
Total Consumer Discretionary			6,971,807

Energy - 29.8%
Energy Equipment & Services - 4.7%
AKITA Drilling Ltd. - Class A (1)	CAD	5,945,285	6,510,560
Enerflex Ltd. (2)		511,060	3,045,918
Essential Energy Services Ltd. (1)	CAD	1,428,583	348,822
Koil Energy Solutions, Inc. (1)(3)		766,584	413,955
Natural Gas Services Group, Inc. (1)		1,771	18,259
Tidewater, Inc. (1)		118,102	5,205,936
Wolverine Energy & Infrastructure, Inc. (1)(4)	CAD	724,192	56,263
			15,599,713
Oil, Gas & Consumable Fuels - 25.1%
Adams Resources & Energy, Inc. (3)		135,876	5,220,356
ARC Resources Ltd.	CAD	577,703	6,552,858
Ardmore Shipping Corp. (2)		168,579	2,506,770
Hallador Energy Company (1)(3)		2,177,637	20,012,484
International Petroleum Corp. (1)	CAD	1,536,291	14,754,759
MEG Energy Corp. (1)	CAD	1,097,576	17,631,058
Peabody Energy Corp. (1)		494,732	12,665,139
Seplat Petroleum Development Company plc (4)	GBP	3,163,891	4,095,651
			83,439,075
Total Energy			99,038,788

Financials - 4.0%
Banks - 2.8%
Bank of Cyprus Holdings plc (1)(4)	GBP	3,143,618	9,265,079

Capital Markets - 0.3%
Westwood Holdings Group, Inc.		97,606	1,094,163

Consumer Finance - 0.7%
EZCORP, Inc. (1)		264,446	2,274,236

Insurance - 0.2%
Conifer Holdings, Inc. (1)		430,026	662,240
Total Financials			13,295,718

Industrials - 3.0%
Construction & Engineering - 1.5%
Matrix Service Co. (1)		1,108,456	5,985,662

Machinery - 1.5%
Mayville Engineering Co., Inc. (1)		314,143	4,687,014
Total Industrials			10,672,676

Information Technology - 0.4%
Communications Equipment - 0.4%
EMCORE Corp. (1)		975,350	1,121,653
Total Information Technology			1,121,653
Materials - 53.9%
Metals & Mining - 47.8%
Diversified Metals & Mining - 12.0%
Amerigo Resources Ltd. (3)	CAD	18,172,738	21,917,546
Excelsior Mining Corp. (1)	CAD	2,483,258	440,978
Kenmare Resources plc	GBP	2,906,628	16,834,376
Solitario Zinc Corp. (1)		620,433	410,665
			39,603,565

Gold, Silver & Precious Metals & Minerals - 23.3%
Cabral Gold, Inc. (1)(3)(6)(7)	CAD	12,911,156	1,098,619
Catalyst Metals Ltd. (1)(4)	AUD	2,000,000	1,276,329
Centerra Gold, Inc.	CAD	1,660,099	10,723,392
Condor Gold plc (1)(4)(7)	GBP	2,810,000	873,050
Dundee Precious Metals, Inc.	CAD	606,525	4,424,962
Eldorado Gold Corp. (1)	CAD	449,946	4,660,928
Equinox Gold Corp. (1)(7)	CAD	2,436,790	12,513,002
Erdene Resource Development Corp. (1)(7)	CAD	11,750,338	3,129,946
G Mining Ventures Corp. (1)	CAD	3,809,011	2,902,909
GoldQuest Mining Corp. (1)	CAD	2,849,300	316,237
i-80 Gold Corp. (1)	CAD	1,064,476	2,591,288
Lion One Metals Ltd. (1)(7)	CAD	1,249,340	767,260
Loncor Gold, Inc. (1)(7)	CAD	4,142,858	1,180,170
Minera Alamos, Inc. (1)(3)(7)	CAD	37,611,661	11,131,827
Mundoro Capital, Inc. (1)	CAD	2,069,073	306,189
O3 Mining, Inc. (1)	CAD	1,509,956	1,497,108
Orezone Gold Corp. (1)	CAD	12,650,751	12,636,710
Revival Gold, Inc. (1)(3)(7)	CAD	5,325,905	2,994,960
Superior Gold, Inc. (1)	CAD	4,715,639	837,405
Toubani Resources, Inc. (1)	CAD	1,300,000	144,284
TriStar Gold, Inc. (1)	CAD	351,164	35,077
Troilus Gold Corp. (1)	CAD	2,773,220	1,395,331
			77,436,983
Mining Services - 6.3%
Capital Ltd.	GBP	8,685,227	10,564,041
Geodrill Ltd. (3)	CAD	3,956,698	10,246,721
			20,810,762
Steel - 6.2%
Algoma Steel Group, Inc.	CAD	1,176,531	9,532,382
Stelco Holdings, Inc.	CAD	176,970	6,853,577
Universal Stainless & Alloy Products, Inc. (1)		435,079	4,067,989
			20,453,948
Total Metals and Mining			158,305,258
Paper & Forest Products - 6.1%
Canfor Pulp Products, Inc. (1)	CAD	174,467	383,401
Conifex Timber, Inc. (3)	CAD	2,346,913	2,604,787
Interfor Corp. (1)	CAD	841,546	13,711,316
Mercer International, Inc.		264,447	2,584,969
West Fraser Timber Co. (2)		12,431	885,585
			20,170,058
Total Materials			178,475,316
Total Common Stocks (Cost $234,984,871)			309,575,958

Warrants - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gold, Silver & Precious Metals & Minerals - 0.2%
Cabral Gold Inc. Exercise Price: C0.21, 11/25/2023 (1)(5)(6)(7)	CAD	5,000,000	57,344
Cabral Gold Inc. Exercise Price: C0.20, 03/17/2025 (1)(5)(6)(7)	CAD	7,500,000	167,592
Condor Gold Plc, Exercise Price: £0.35, 06/10/2025 (1)(5)(6)(7)	GBP	1,425,000	113,922
Erdene Resource Development, Exercise Price: C0.45, 07/08/2024 (1)(5)(6)(7)	CAD	2,083,333	110,371
Loncor Gold, Inc. - Exercise Price: C0.75, 05/27/2024 (1)(5)(6)(7)	CAD	500,000	14,243
Loncor Gold, Inc., Exercise Price: C0.75, 02/25/2024 (1)(5)(6)(7)	CAD	500,000	9,841
Revival Gold, Inc. - Exercise Price: C0.90, 01/25/2024 (1)(5)(6)(7)	CAD	1,000,000	99,667
Troilus Gold Corp. - Exercise Price: C1.50, 06/28/2023 (1)(4)(6)	CAD	850,000	31,447
Total Warrants (Cost $0)			604,427

Short Term Investments - 6.0%
U.S. Treasury Bills - 6.0%		Principal Amount
United States Treasury Bill - Maturity Date: 4/20/23; Effective Yield 4.39% (1)(4)		$3,000,000	2,992,684
United States Treasury Bill - Maturity Date: 5/18/23; Effective Yield 4.45% (1)(4)		3,000,000	2,982,202
United States Treasury Bill - Maturity Date: 6/15/23; Effective Yield 4.44% (1)(4)		4,000,000	3,962,473
United States Treasury Bill - Maturity Date: 4/6/23; Effective Yield 3.56% (1)(4)		3,000,000	2,998,220
United States Treasury Bill - Maturity Date: 5/4/23; Effective Yield 4.38% (1)(4)		3,000,000	2,987,590
United States Treasury Bill - Maturity Date: 6/1/23; Effective Yield 4.32% (1)(4)		4,000,000	3,970,254
Total U.S. Treasury Bills (Cost $19,891,296)			19,893,423
Total Short Term Investments (Cost $19,891,296)			19,893,423

Total Investments - 99.4% (Cost $254,876,167)			330,073,808
Other Assets in Excess of Liabiliies - 0.6%			2,056,943
Net Assets - 100.0%			$332,130,751

Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See affiliated table below for additional information.
(4)	Level 2 Security.
(5)
Level 3 Security which was fair valued in accordance with the policies and procedures approved by the Board of Trustees. As of March 31, 2023, the value of these securities was $572,980 which represents 0.2% of total net assets.

(6)	Illiquid Security. As of March 31, 2023, the value of these securities was $ 1,703,046 which represents 0.5% of total net assets.
(7)	All or a portion of this security may be deemed restricted under Rule 144A.

AUD - Australian Dollar
CAD - Canadian Dollar
GBP - British Pound Sterling

plc - Public Limited Company

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Aegis Value Fund
Portfolio Characteristics
March 31, 2023 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks				93.2%
Consumer Discretionary			2.1%
Household Durables		1.5%
Textiles, Apparel & Luxury Goods		0.6%

Energy			29.8%
Energy Equipment & Services		4.7%
Oil, Gas & Consumable Fuels		25.1%

Financials			4.0%
Banks		2.8%
Capital Markets		0.3%
Consumer Finance		0.7%
Insurance		0.2%

Industrials			3.0%
Construction & Engineering		1.5%
Machinery		1.5%

Information Technology			0.4%
Communications Equipment		0.4%

Materials			53.9%
Metals & Mining		47.8%
Diversified Metals & Mining	12.0%
Gold, Silver & Precious Metals & Minerals	23.3%
Mining Services	6.3%
Steel	6.2%
Paper & Forest Products		6.1%
Warrants				0.2%
Materials			0.2%
Metals & Mining
Gold, Silver & Precious Metals & Minerals		0.2%
Short-Term Investments
United States Treasury Bills				6.0%
Other Assets in Excess of Liabilities				0.6%
Total Net Assets				100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2023 amounted to $75,641,255 representing 22.77% of net assets. A summary of affiliated transactions for the period ended March 31, 2023 is as follows:

	Share Balance December 31, 2022	Additions	Deductions	Share Balance March 31, 2023
Adams Resources & Energy, Inc.	135,876	-	-	135,876
Amerigo Resources Ltd.	18,172,738	-	-	18,172,738
Cabral Gold Inc.**	5,411,156	7,500,000	-	12,911,156
Conifex Timber, Inc.	2,346,913	-	-	2,346,913
Geodrill Ltd.	3,956,698	-	-	3,956,698
Hallador Energy Co.	2,177,637	-	-	2,177,637
Koil Energy Solutions, Inc.	766,584	-	-	766,584
Minera Alamos, Inc.	32,761,661	4,850,000	-	37,611,661
Revival Gold, Inc.	5,325,905	-	-	5,325,905

	Value December 31, 2022	Acquisitions	Dispositions	Corporate Actions
Adams Resources & Energy, Inc.	$5,288,294	$-	$-	$-
Amerigo Resources Ltd.	17,716,406	-	-	-
Cabral Gold Inc.**	539,517	545,395	-	-
Conifex Timber, Inc.	2,859,975	-	-	-
Geodrill Ltd.	7,685,462	-	-	-
Hallador Energy Co.	21,754,594	-	-	-
Koil Energy Solutions, Inc.	360,294	-	-	-
Minera Alamos, Inc.	10,646,330	1,384,965	-	-
Revival Gold, Inc.	2,517,415	-	-	-
Total	$69,368,287	$1,930,360	$-	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Dividend Income
Adams Resources & Energy, Inc.**	$-	$(67,938)	$5,220,356	$32,610
Amerigo Resources Ltd.	-	4,201,140	21,917,546	340,877
Cabral Gold Inc.**	-	13,707	1,098,619	-
Conifex Timber, Inc.	-	(255,188)	2,604,787	-
Geodrill Ltd.	-	2,561,259	10,246,721	115,360
Hallador Energy Co.	-	(1,742,110)	20,012,484	-
Koil Energy Solutions, Inc.	-	53,661	413,955	(17,304)
Minera Alamos, Inc.	-	(899,468)	11,131,827	-
Revival Gold, Inc.	-	477,545	2,994,960	-
Total	$-	$4,342,608	$75,641,255	$471,543

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	This security was not affiliated as of December 31, 2022.

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2023
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Information Technology	$1,121,653	$-	$-	$1,121,653
Consumer Discretionary	6,971,807	-	-	6,971,807
Energy	94,886,874	4,151,914	-	99,038,788
Financials	4,030,639	9,265,079	-	13,295,718
Industrials	10,672,676	-	-	10,672,676
Materials	176,325,937	2,149,379	-	178,475,316
Warrants
Materials	-	31,447	572,980	604,427
Short-Term Investments
U.S. Treasury Bills	-	19,893,423	-	19,893,423
Total	$294,009,586	$35,491,242	$572,980	$330,073,808

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2023:

Investments	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Cabral Gold Inc. - Warrant, Exercise Price: C0.21, 11/25/2023	$57,344	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0135
Cabral Gold Inc. - Warrant, Exercise Price: C0.20, 03/17/2025	167,592	Black Scholes Option Pricing Model	Pricing Model	N/A	N/A
Condor Gold Plc, Exercise Price: C0.35, 06/10/2025	113,922	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0222
Erdene Resource Development - Warrant, Exercise Price: C0.45, 07/08/2024	110,371	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0304
Loncor Gold, Inc. - Warrant, Exercise Price: C0.95, 07/14/2022	14,243	Black Scholes Option Pricing Model	Pricing Model	N/A	$0.0191
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 02/25/2024	9,841	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0137
Revival Gold, Inc. - Warrant, Exercise Price: C0.09, 01/25/2024	99,667	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0649

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2022	$243,946
Change in unrealized appreciation	329,034
Ending balance as of March 31, 2023	$572,980

Change in unrealized appreciation still held as of March 31, 2023	$329,034